Segment Reporting - Schedule of Revenue by Type of Internal Classification (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information [Line Items]
Technology offerings									$ 453,106	$ 439,804	$ 297,481
Services									465,820	375,805	303,983
Revenues	$ 299,226	$ 245,412	$ 191,322	$ 182,966	$ 210,528	$ 213,381	$ 209,875	$ 181,825	918,926	815,609	601,464
Collaboration
Segment Information [Line Items]
Technology offerings									227,981	232,357	207,202
Services									381,715	319,208	288,167
Revenues									609,696	551,565	495,369
Enterprise Networks
Segment Information [Line Items]
Technology offerings									225,125	207,447	90,279
Services									84,105	56,597	15,816
Revenues									$ 309,230	$ 264,044	$ 106,095